S000031351 [Member] Investment Strategy - S000031351 [Member]	Jul. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of companies with market capitalizations greater than $5 billion at the time of purchase or that are within the market capitalization range of companies in the Russell 1000® Growth Index (the Index) at the time of purchase. These equity securities generally include common stocks. The market capitalization range and composition of companies in the Index are subject to change. The Fund may at times emphasize one or more sectors in selecting its investments, including the information technology sector.
The Fund may invest in derivatives, such as futures (including equity futures and index futures) for cash equitization purposes.
In pursuit of the Fund’s objective, the portfolio managers employ a process that applies fundamental investment concepts in a systematic framework seeking to identify and exploit mispriced stocks. The Fund benefits from collaboration between quantitative and fundamental research to create sector and industry-specific multi-factor stock selection models, which are utilized by the portfolio managers when constructing a diversified portfolio.